Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Useful Lives of Premises and Equipment	The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20